INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Intangible Assets Net
Intangible assets pledged as security for liabilities	$ 900,000
Impairment loss recognised in profit or loss, goodwill	13,899,728
Milestone payments	$ 1,000,056
Cash paid for intangible asset		$ 400,000
Payment for intangile asset shares	3,899
Payment for intangile asset value	$ 600,056